DECHERT PRICE & RHOADS
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                                  June 7, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:    Marsico Investment Fund
                File Nos. 333-36975; 811-8397

Dear Sir or Madam:

         On behalf of the Marsico Investment Fund (the "Trust"), attached for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933 is a supplement to the Fund's Prospectus dated June 7, 2000 (the "Supplement"). The purpose of this Supplement is to indicate that the Marsico International Opportunities Fund will not commence investment operations until after the close of business on June 30, 2000.

         No fees are required in connection with this filing. If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (202) 261-3371.

                                                     Very truly yours,


                                                     /s/ Cynthia D. Baughman
                                                     -----------------------
                                                     Cynthia D. Baughman


Attachment

cc:   Barbara M. Japha
      Marsico Capital Management

                           The Marsico Investment Fund

o    Marsico Focus Fund
o    Marsico Growth & Income Fund
o    Marsico 21st Century Fund
o    Marsico International Opportunities Fund

Supplement Dated June 7, 2000 to the Prospectus dated June 7, 2000

The following relates to the Marsico International Opportunities Fund and supplements the information contained in "How to Buy and Sell Shares."

The Marsico International Opportunities Fund (the "Fund") will commence investment operations after the close of business on June 30, 2000. Shares may be purchased on or after June 30, 2000 by any of the methods described in the Prospectus under "How to Buy and Sell Shares." Orders to purchase shares received prior to June 30, 2000 will be returned.

The Fund reserves the right to withdraw, modify or terminate the offering without notice and to refuse any order in whole or in part.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





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